Basic loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Net loss	$ (19,619)	$ (24,462)
Weighted average number of common shares for basic loss per share	25,255,413	18,198,840
Loss per share - basic	$ (0.78)	$ (1.34)